PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of provision changes

	Taxes on sales	Labor	Civil	Other taxes (i)	Restructuring	Total

At December 31, 2021	218.6	124.2	252.9	163.0	17.4	776.1
Effect of changes in foreign exchange rates	-	(4.6)	(17.5)	(8.1)	(2.0)	(32.2)
Additions	157.6	194.2	312.7	60.1	-	724.6
Provisions used	(85.8)	(162.0)	(196.6)	(7.2)	(3.6)	(455.2)
Provisions reversed	(43.3)	(19.7)	(15.6)	(15.0)	-	(93.6)
At December 31, 2022	247.1	132.1	335.9	192.8	11.8	919.7
Effect of changes in foreign exchange rates	-	(2.8)	(35.8)	(6.3)	(0.5)	(45.4)
Additions	135.7	247.8	234.5	75.7	3.2	696.9
Provisions used	(27.3)	(181.7)	(121.9)	(40.8)	(11.2)	(382.9)
Provisions reversed	(73.2)	(45.5)	(72.5)	(19.1)	-	(210.3)
At December 31, 2023	282.3	149.9	340.2	202.3	3.3	978.0

(i)	Other taxes refer to provisions for lawsuits concerning taxes unrelated to income taxation. The uncertain tax treatments related taxes on profits with a prognosis of probable loss have their value reported directly in the income tax and social contribution payable, as per IFRIC 23 - Uncertainty on the Treatment of Income Taxes.

Schedule of expected settlement of provision

	2023			2022
	Non-current	Current	Total	Non-current	Current	Total

Provision for disputes and litigation
Taxes on sales	168.6	113.7	282.3	193.8	53.3	247.1
Labor	82.7	67.2	149.9	104.9	27.2	132.1
Civil	113.4	226.8	340.2	263.0	72.9	335.9
Other taxes	194.9	7.4	202.3	170.1	22.7	192.8
Total provision for disputes and litigation	559.6	415.1	974.7	731.8	176.1	907.9

Restructuring	-	3.3	3.3	7.2	4.6	11.8

Total provisions	559.6	418.4	978.0	739.0	180.7	919.7

Schedule of contingencies

	2023	2022

Income tax and social contribution	63,621.0	60,453.5
Value-added and excise taxes	26,761.0	25,904.6
PIS and COFINS	3,496.2	3,293.5
Others	1,679.4	1,909.1
	95,557.6	91,560.7